Warrant liabilities - Narrative (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Warrant liabilities
Number of shares purchased per warrant | shares	1
Price per share	$ 11.50
Total cash consideration from exercise of warrants | $	$ 5,700
Sponsor Warrants | Redemption of warrants when price per share of ordinary share equals or exceeds $18.00
Warrant liabilities
Redemption stock price trigger	$ 18.00
Redemption price of warrants	0.1
Sponsor Warrants | Redemption of warrants when price per share of ordinary share equals or exceeds $10.00 but less than $18.00
Warrant liabilities
Redemption stock price trigger	$ 10.00
Sponsor Warrants | LCA Acquisition sponsor LP
Warrant liabilities
Number of warrants issued | shares	5,486,784
Public Warrants Liability
Warrant liabilities
Number of exercise warrants | shares	495,724
Exercise price of warrants	$ 11.50
Total cash consideration from exercise of warrants | $	$ 5,700
Public Warrants Liability | Redemption of warrants when price per share of ordinary share equals or exceeds $18.00
Warrant liabilities
Redemption stock price trigger	$ 18.00
Redemption price of warrants	0.01
Public Warrants Liability | Redemption of warrants when price per share of ordinary share equals or exceeds $10.00 but less than $18.00
Warrant liabilities
Redemption stock price trigger	10.00
Redemption price of warrants	$ 0.1
Public Warrants Liability | Public shareholders
Warrant liabilities
Number of warrants issued | shares	9,550,246